INCOME TAXES - Summary of Income Tax (Credit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Under provision of income taxes in prior years:
Under provision of income taxes in prior years:	$ 0	$ 0	$ 86
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	(1,011)	402	458
Income tax (credit) expense	$ (1,011)	$ 402	$ 544